Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 — Related Party Transactions and Balances

The Company entered into five non-interest bearing unsecured promissory notes with one director of the Company in a principal amount total of $420,000. The notes shall be repaid on the earlier of consummation of a Business Combination or liquidation of the Company.

From time to time Company’s executives incurred expenses on behalf of the Company for various office and travel expenses.  No interest is charged by the executives on any outstanding balance owed by the Company. For the six months ended June 30, 2013, six months ended June 30, 2012, and the periods from February 4, 2010 (inception) to June 30, 2013, total expenses paid by the executives on behalf of the Company totaled $135,074, $84,643 and $434,563 respectively. As of June 30, 2013, the Company has a payable to its executives of $272,366.

The Company has agreed to pay Kaiyuan Real Estate Development (“Kaiyuan”) a total of $7,500 per month for office space, administrative services and secretarial support for a period commencing March 30, 2011 and ending on the earlier of consummation of a Business Combination or liquidation of the Company. Kaiyuan is an affiliate of Mr. Yong Hui Li, the Company’s chairman. The total expenses incurred under this agreement for the six months ended June 30, 2013, six months ended June 30, 2012, and the period from February 4, 2010 (inception) to June 30, 2013 were $42,333, $32,211, and $180,812, respectively. Commencing on February 1, 2012 and ended January 31,  2013, the Company has arranged to secure additional office space, administrative services and secretarial support in Taipei. Fees for the additional office space, administrative services and secretarial support were deducted from the $7,500 monthly fee paid to Kaiyuan by the Company. As of June 30, 2013, the Company has a payable to Kaiyuan of $180,812.